Long Term Prepayments and Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2024
Long Term Prepayments and Other Non-Current Assets [Abstract]
Schedule of Long Term Prepayments and Other Non-Current Assets
	As of June 30, 2024	As of December 31, 2023

Prepaid for equipment	$1,014,448	$822,750
Finance lease deposit	446,527	654,235
Others	9,771	47,509
Total	$1,470,746	$1,524,494